SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 20, 2026	Mar. 20, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent event
Subsequent Event [Line Items]
Property, plant and equipment, additions	$ 4,700
ATM Program
Subsequent Event [Line Items]
Share issued (in shares)			678,167	10,000
Shares issued, price per share (in dollars per share)			$ 9.12	$ 6.72
Gross proceeds			$ 6,200	$ 67
Net proceeds			6,100	66
Sales commissions			$ 124	$ 1
ATM Program | Subsequent event
Subsequent Event [Line Items]
Share issued (in shares)		2,086,737
Shares issued, price per share (in dollars per share)	$ 8.98	$ 8.98
Gross proceeds		$ 18,700
Net proceeds		18,400
Sales commissions		$ 375